Lease	12 Months Ended
Dec. 31, 2019
Lease
Lease

11. Lease

The Group’s leasing activities primarily consist of operating leases for offices. During the year of 2019, the Group adopted ASC 842 effective January 1, 2019. ASC 842 requires lessees to recognize ROU assets and lease liabilities on the balance sheet. The Group has elected an accounting policy to not recognize short-term leases (one year or less) on the balance sheet.

As of December 31, 2019, the Group recorded ROU assets of approximately RMB144,488 and lease liabilities of approximately RMB158,602 for operating leases as a leasee. Supplemental cash flow information related to operating leases was as follows:

For the year
ended December 31, 2019
RMB

Cash payments for operating leases	34,501
ROU assets obtained in exchange for operating lease liabilities	601

Future lease payments under operating leases as of December 31, 2019 were as follows:

Operating leases
RMB
Year ending December 31,
2020	39,078
2021	38,638
2022	39,406
2023	48,092
2024 and thereafter	16,031
Total future lease payments	181,245
Less: Imputed interest	(22,643)
Total lease liability balance	158,602

The weighted-average remaining lease term was 4.41 years as of December 31, 2019.

The weighted-average discount rate used to determine the operating lease liability as of December 31, 2019 was 6.00%.

Operating lease expenses for the year ended December 31, 2019 was RMB44,288, which excluded expenses of short-term contracts. Short-term lease expenses for the year ended December 31, 2019 was RMB6,488.

The right of use assets and leasing liabilities in relation to the early terminated leases for the year ended December 31, 2019 were RMB14,329 and RMB14,197, respectively.

As of December 31, 2019, no additional operating leases have not yet commenced.

Future lease payments under leases as of December 31, 2018 were as follows:

Operating leases
RMB(1)
Year ending December 31,
2019	44,753
2020	44,747
2021	40,489
2022	41,024
2023 and after	71,536
Total future lease payments	242,549

(1) Amounts are based on ASC 840, Leases that were superseded upon the Company’s adoption of ASC 842, Leases on January 1, 2019.